Note 26 - Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
(
2
6
) Revenue From Contracts with Customers

With the exception of gains and losses on the sale of other real estate owned, revenue from contracts with customers is recognized in the service charges on deposits category and the other service charges, commissions and fees category in the Company’s consolidated statements of operations as part of noninterest income. The following provides information on the Company’s sources of noninterest income within the scope of ASC
606
for the periods indicated.

Service Charges on Deposits

Service charges on deposits include both account maintenance fees and overdraft fees. The overdraft fees are recognized at the point in time that the overdraft occurs. For the years ended
December 31, 2018,
2017,
and
2016,
there was
$4.4
million,
$4.5
million and
$4.3
million, respectively, in service charges on deposits.

Other Service Charges, Commissions and Fees

Other service charges, commissions and fees include debit card interchange fees and ATM fees. Debit card interchange fees are earned from debit card holder transactions conducted through various payment networks. Interchange fees from debit card holders transactions represent a percentage of the underlying transaction amount and are recognized daily, concurrently with the transaction processing services provided to the debit cardholder. For the years ended
December 31, 2018,
2017
and
2016,
there was
$2.8
million,
$2.6
million and
$2.4
million, respectively, for debit card interchange fees. ATM fees are transaction-based fees recognized at the time the transaction is executed as that is the point at which the Company satisfies the performance obligation. For the years ended
December 31, 2018,
2017
and
2016,
there was
$352
thousand,
$338
thousand and
$307
thousand, respectively, for ATM fees.

Gains/Losses on the Sale of Other Real Estate

The net gains and losses on sales of other real estate owned are recorded in other noninterest expenses in the Company’s consolidated statements of operations for the years ended
December 31, 2017
and
2016.
For the year ended
December 31, 2018,
the net gains and losses on sales of other real estate owned is recorded in other noninterest income in the Company’s consolidated statements of operations. The Company records a gain or loss from the sale of other real estate owned when control of the property transfers to the buyer, which generally occurs at the time of an executed deed. When the Company finances the sale of other real estate owned to the buyer, the Company assesses whether the buyer is committed to perform their obligations under the contract and whether collectability of the transaction price is probable. Once these criteria are met, the other real estate owned asset is derecognized and the gain or loss on sale is recorded upon the transfer of control of the property to the buyer. The Company does not
provide financing for the sale of other real estate owned property unless these criteria are met and the property can be derecognized. For the years ended
December 31, 2018,
2017
and
2016,
there was
$41
thousand, $(
121
) thousand and $(
648
) thousand, respectively, for the gains and losses on the sale of other real estate.